Income Taxes [Text Block]	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes [Text Block]

8.	INCOME TAXES
Income before Income Tax Expense
Income before income tax expense by jurisdiction for the fiscal years ended March 31, 2019, 2020 and 2021 was as follows:

	2019	2020	2021
	(in millions)
Domestic income	¥228,018	¥89,440	¥575,101
Foreign income	642,824	343,780	1,033,241

Total	¥870,842	¥433,220	¥1,608,342

Income Tax Expense (Benefit)
The detail of current and deferred income tax expense (benefit) for the fiscal years ended March 31, 2019, 2020 and 2021 was as follows:

	2019	2020	2021
	(in millions)
Current:
Domestic	¥57,303	¥28,128	¥95,183
Foreign	123,730	147,344	83,492

Total	181,033	175,472	178,675

Deferred:
Domestic	(32,746)	(18,949)	310,490
Foreign	(15,050)	(42,018)	(44,217)

Total	(47,796)	(60,967)	266,273

Income tax expense	133,237	114,505	444,948
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	15,590	(29,747)	1,146
Debt valuation adjustments	4,293	23,908	(36,792)
Derivatives qualifying for cash flow hedges	(1,845)	4,012	12,244
Defined benefit plans	(38,229)	(57,685)	139,883
Foreign currency translation adjustments	15,148	(20,693)	(3,368)

Total	(5,043)	(80,205)	113,113

Total	¥128,194	¥34,300	¥558,061

The MUFG Group files tax returns on a consolidated basis for corporate income taxes within Japan. A consolidated basis for corporate income taxes results in the reporting of taxable income or loss based upon the combined profits or losses of the parent company and its wholly-owned domestic subsidiaries.
Reconciliation of Effective Income Tax Rate
Income taxes in Japan applicable to the MUFG Group are imposed by the national, prefectural and municipal governments, and in the aggregate resulted in a normal effective statutory rate of approximately 30.6%, 30.6%, and 30.6% for the fiscal years ended March 31, 2019, 2020 and 2021, respectively. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income to the combined normal effective statutory tax rates for the fiscal years ended March 31, 2019, 2020 and 2021 is as follows:

	2019	2020		2021
Combined normal effective statutory tax rate	30.6%	30.6%		30.6%
Nondeductible expenses	0.5	1.2		0.3
Impairment of goodwill	—	26.1		2.4
Foreign tax credit and payments	(3.3)	(9.2)		(0.9)
Lower tax rates applicable to income of subsidiaries	(2.5)	(3.2)		(1.0)
Change in valuation allowance	(1.4)	7.9		(0.9)
Realization of previously unrecognized tax effects of subsidiaries	—	(19.8	) (1)	0.0
Nontaxable dividends received	(9.1)	(15.6)		(1.9)
Undistributed earnings of subsidiaries	0.6	3.6		0.0
Tax and interest expense for uncertainty in income taxes	0.6	0.0		(0.1)
Noncontrolling interest income (loss)	0.2	(0.1)		0.1
Effect of changes in tax laws	0.0	—		(0.1)
Expiration of loss carryforward	0.1	1.9		0.1
Other—net	(1.0)	3.0		(0.9)

Effective income tax rate	15.3%	26.4%		27.7%

Note:
(1)	In October 2019, a wholly owned subsidiary of the MUFG Group was sold. The sale resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a ¥85,588 million reduction of income tax expense and a
19.8
% reduction in the effective tax rate for the fiscal year ended March 31, 2020.
Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are computed for each tax jurisdiction using currently
e
nacted tax rates applicable to periods when the temporary differences are expected to reverse. The tax effects of the items comprising the MUFG Group’s net deferred tax assets at March 31, 2020 and 2021 were as follows:

	2020	2021
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥317,770	¥462,369
Operating loss carryforwards	94,326	97,844
Loans	2,022	790
Accrued liabilities and other	277,807	300,942
Premises and equipment	150,116	117,322
Derivative financial instruments	96,761	69,039
Defined benefit plans	57,836	—
Obligations under operating leases	133,812	132,443
Valuation allowance	(151,530)	(137,503)

Total deferred tax assets	978,920	1,043,246

	2020	2021
	(in millions)
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	788,614	1,017,131
Intangible assets	87,063	70,575
Lease transactions	54,349	48,519
Defined benefit plans	—	81,282
Investments in subsidiaries and affiliates	279,583	338,713
Right-of-use assets of operating leases	106,995	100,260
Other	90,653	92,306

Total deferred tax liabilities	1,407,257	1,748,786

Net deferred tax assets (liabilities)	¥(428,337)	¥(705,540)

The valuation allowance was provided primarily against deferred tax assets recorded at MUFG and its subsidiaries with operating loss carryforwards. The valuation allowance is determined to reduce the measurement of deferred tax assets not expected to be realized. Management considers all available evidence, both positive and negative, to determine whether the valuation allowance is necessary based on the weight of that evidence. Management determines the amount of the valuation allowance based on future reversals of existing taxable temporary differences and future taxable income exclusive of reversing temporary differences. Future taxable income is developed from forecasted operating results, based on recent historical trends and approved business plans, the eligible carryforward periods and other relevant factors.
For certain subsidiaries where strong negative evidence exists, such as the existence of significant amounts of operating loss carryforwards, cumulative losses and the expiration of unused operating loss carryforwards in recent years, a valuation allowance was recognized against the deferred tax assets as of March 31, 2020 and 2021 to the extent that it is more likely than not that they will not be realized.
Income taxes are not provided on undistributed earnings of certain foreign subsidiaries that are considered to be indefinitely reinvested in the operations of such subsidiaries. At March 31, 2020 and 2021, the undistributed earnings of such foreign subsidiaries amounted to approximately ¥67,791 million and ¥105,934 million, respectively. Determination of the amount of unrecognized deferred tax liabilities with respect to these undistributed earnings is not practicable because of the complexity associated with its hypothetical calculation including foreign withholding taxes and foreign tax credits. MUFG has neither the plan nor the intention to dispose of investments in such foreign subsidiaries and, accordingly, does not expect to record capital gains or losses, or otherwise monetize the undistributed earnings of such foreign subsidiaries.
Furthermore, under the Japanese tax law, 95% of a dividend received from a foreign company in which a domestic company has held generally at least 25% of the outstanding shares for a continuous period of six months or more ending on the date on which the dividend is declared can be excluded from the domestic company’s taxable income. Therefore, if undistributed earnings of certain foreign subsidiaries are repatriated through dividends, only 5% of the amount of dividends will be included in taxable income.
Operating Loss and Tax Credit Carryforwards
At March 31, 2021, the MUFG Group had operating loss carryforwards for corporate tax of ¥213,108 million and tax credit carryforwards of ¥62,184 million for tax purposes. Such carryforwards, if not utilized, are scheduled to expire as follows:

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2022	¥15,457	¥650
2023	5,575	8,191
2024	5,209	6,705
2025	84,080	10
2026	59,047	37
2027	1,722	70
2028 and thereafter	17,288	41,756
No definite expiration date	24,730	4,765

Total	¥213,108	¥62,184

Uncertainty in Income Tax
The following is a roll-forward of the MUFG Group’s unrecognized tax benefits for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions)
Balance at beginning of fiscal year	¥12,917	¥19,160	¥19,249
Gross amount of increases for current year’s tax positions	313	399	202
Gross amount of decreases for current year’s tax positions	—	—	(1,919)
Gross amount of increases for prior years’ tax positions	8,836	212	489
Gross amount of decreases for prior years’ tax positions	(1,090)	—	(2,329)
Net amount of changes relating to settlements with tax authorities	—	(81)	—
Decreases due to lapse of applicable statutes of limitations	(1,540)	(297)	(116)
Foreign exchange translation and other	(276)	(144)	(1,747)

Balance at end of fiscal year	¥19,160	¥19,249	¥13,829

The MUFG Group classifies interest and penalties, if applicable, related to income taxes as Income tax expense. Accrued interest and penalties (not included in the “unrecognized tax benefits” above) are a component of Other liabilities. The following is a roll-forward of the interest and penalties recognized in the accompanying consolidated financial statements for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions)
Balance at beginning of fiscal year	¥4,564	¥3,056	¥2,612
Total interest and penalties in the consolidated statements of income	(1,655)	(398)	(398)
Total cash settlements, foreign exchange translation and other	147	(46)	203

Balance at end of fiscal year	¥3,056	¥2,612	¥2,417

The MUFG Group is subject to ongoing tax examinations by the tax authorities of the various jurisdictions in which it operates. The following are the major tax jurisdictions in which the MUFG Group operates and the status of years under audit or open to examination:

Jurisdiction	Tax years
Japan	2020 and forward
United States—Federal	2017 and forward
United States—California	2015 and forward
Indonesia	2017 and forward
The MUFG Group is currently under continuous examinations by the tax authorities in various domestic and foreign jurisdictions and many of these examinations are resolved every year. The unrecognized tax benefits will decrease since resolved items will be removed from the balance regardless of whether their resolution results in payment or recognition. It is reasonably possible that the unrecognized tax benefits will not increase or decrease during the next twelve months.